Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Detail) - Fair Value Measurements (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Securities owned at fair value	$ 1,135,000	$ 752,000
Securities sold, but not yet purchased at fair value	3,000	1,000	2,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	70,000	18,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	187,000
Corporate Stocks [Member]
Securities owned at fair value	257,000	18,000
Government Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	583,000	678,000
Government Obligations [Member]
Securities owned at fair value	583,000	678,000
Restricted Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	295,000	56,000
Restricted Stock [Member]
Securities owned at fair value	295,000	56,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Securities sold, but not yet purchased at fair value	3,000	1,000
Corporate Stocks [Member]
Securities sold, but not yet purchased at fair value	3,000	1,000
Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	653,000	696,000
Securities sold, but not yet purchased at fair value	3,000	1,000	2,000
Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	$ 482,000	$ 56,000